On March 21, 1994, the Registration Statement of First Eagle International Fund, Inc. was declared effective by the Securities and Exchange Commission. The Registration Statement contained a declaration of the Fund's election to register an indefinite number of shares for the fiscal year ended December 31, 1994 and therafter, and this Notice, filed pursuant to Rule 24f-2, is for the fiscal year ended December 31, 1995.

                                                     Shares        Amount
                                                     ------        ------

A. Shares registered under Securities Act 1933
other than pursuant to Rule 24f-2 remained
unsold on January 1, 1995                                 0            $0

B. Shares registered during fiscal year other
than pursuant to Rule 24f-2                               0            $0
                                                          -            --
               Total                                      0            $0
                                                          =            ==

C. Number and aggregate sales price of
securities sold during the fiscal year in
reliance upon registration pursuant to Rule
24f-2                                                200,161     $2,452,762

D. Number and aggregate sales price of
securities issued during the fiscal year in
connection with dividend reinvestment plans                0              0

E. Number and aggregate sale price of
securities sold during the fiscal year                200,161    $2,452,762

Calculation of registration fee:

1.  Aggregate sale price of securities sold
during the fiscal year in reliance on Rule 24f-2                 $2,452,762

2.  Aggregate price of shares issued in
connection with dividend reinvestment plans                               0

3.  Aggregate price of shares redeemed or
repurchased during the fiscal year                               $1,906,056

4.  Aggregate price of shares redeemed or
repurchased and applied as a reduction to
filing fees pursuant to rule 24e-2                                       0

5.  Net aggregate sale price of securities sold
during the fiscal year in reliance on rule 24f-2                  $546,706

6.  Divisor prescribed by Section 6(b) under
the Securities Act of 1933 or other applicable
law or regulation                                                     2900
                                                                      ----


7.  Fee due                                                        $188.52
                                                                   =======

Very truly yours,


/s/Martha B. Pierce
-------------------
Martha B. Pierce
Secretary